UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 53.9%

	Aerospace & Defense – 0.9%

$100	Raytheon Company	6.750%	8/15/07	BBB+	$100,752
	Automobiles – 0.9%

100	DaimlerChrysler NA Holding Corporation	4.750%	1/15/08	Baa1	99,113
	Beverages – 0.9%

100	Miller Brewing Company, 144A	4.250%	8/15/08	BBB+	98,268
	Building Products – 0.2%

25	Building Materials Corporation of America, Series B	8.000%	10/15/07	B+	25,470
	Capital Markets – 3.8%

100	ABN AMRO Bank NV Chicago	7.125%	6/18/07	A+	100,786

100	Credit Suisse First Boston	5.750%	4/15/07	AA–	100,084

100	Goldman Sachs Group, Inc.	4.125%	1/15/08	AA–	98,882

100	Lehamn Brothers Holdings Inc.	8.250%	6/15/07	A+	101,303
400	Total Capital Markets				401,055
	Chemicals – 0.7%

25	Lyondell Chemical Company	10.875%	5/01/09	B	25,594

50	PolyOne Corporation	10.625%	5/15/10	B+	53,250
75	Total Chemicals				78,844
	Commercial Banks – 2.8%

100	JP Morgan Chase & Company	4.000%	2/01/08	Aa3	98,699

100	US Bank National Association	6.300%	7/15/08	Aa2	101,494

100	Wachovia Corporation	6.250%	8/04/08	A1	101,127
300	Total Commercial Banks				301,320
	Commercial Services & Supplies – 0.8%

83	Allied Waste North America	8.500%	12/01/08	BB–	87,669
	Containers & Packaging – 0.2%

21	Smurfit-Stone Container Corporation	9.750%	2/01/11	B2	21,761
	Diversified Telecommunication Services – 2.7%

100	CenturyTel Inc.	4.628%	5/15/07	BBB	99,653

40	Citizens Communications Company	7.625%	8/15/08	BB+	41,600

100	Sprint Capital Corporation, Unsecured Note	6.125%	11/15/08	BBB+	101,226

50	US West Communications Inc.	5.625%	11/15/08	BB+	50,313
290	Total Diversified Telecommunication Services				292,792

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Electric Utilities – 8.9%

$100	Cinergy Corporation	6.530%	12/16/08	Baa2	$101,894

50	Commonwealth Edison Company, First Mortgage	3.700%	2/01/08	BBB	49,024

100	Constellation Energy Group	6.350%	4/01/07	BBB+	100,131

100	Florida Power Corporation	6.810%	7/01/07	A3	100,670

100	FPL Group Capital Inc.	4.086%	2/16/07	A2	99,840

100	Niagara Mohawk Power Corporation, Series 1998G	7.750%	10/01/08	A–	103,672

100	Ohio Edison Company	4.000%	5/01/08	Baa2	98,169

100	PPL Electric Utilities Corporation	5.875%	8/15/07	A–	100,186

100	Public Service Electric & Gas Company, Series 2003C	4.000%	11/01/08	A–	97,681

100	Puget Sound Energy Inc.	3.363%	6/01/08	BBB	97,253
950	Total Electric Utilities				948,520
	Energy Equipment & Services – 0.2%

25	Northwest Pipeline Corporation	6.625%	12/01/07	Ba1	25,188
	Food & Staples Retailing – 0.9%

100	General Mills, Inc., Notes	5.125%	2/15/07	BBB+	99,932
	Food Products – 2.8%

100	Campbell Soup Company	5.875%	10/01/08	A	100,838

100	Kellogg Company	2.875%	6/01/08	A3	96,553

100	Kraft Foods Inc.	5.250%	6/01/07	A3	99,932
300	Total Food Products				297,323
	Gas Utilities – 1.7%

100	Noram Energy Corporation	6.500%	2/01/08	BBB	100,816

30	SEMCO Energy	7.125%	5/15/08	Ba2	30,120

50	Southern Natural Gas	6.125%	9/15/08	Ba1	50,523
180	Total Gas Utilities				181,459
	Health Care Equipment & Supplies – 0.9%

100	Baxter International Inc.	7.250%	2/15/08	A	101,431
	Health Care Providers & Services – 1.8%

100	UnitedHealth Group Inc.	3.750%	2/10/09	A	96,928

100	Wellpoint Inc.	3.750%	12/14/07	BBB+	98,444
200	Total Health Care Providers & Services				195,372
	Hotels, Restaurants & Leisure – 1.5%

50	Park Place Entertainment	8.875%	9/15/08	Ba1	52,250

100	Tricon Global Restaurants Inc.	7.650%	5/15/08	BBB	102,833
150	Total Hotels, Restaurants & Leisure				155,083
	Household Durables – 1.2%

25	Beazer Homes USA, Inc.	8.625%	5/15/11	Ba1	25,875

50	D.R. Horton, Inc.	7.500%	12/01/07	BBB–	50,886

25	KB Home	9.500%	2/15/11	Ba2	25,781

25	Toll Corporation	8.250%	2/01/11	BB+	25,750
125	Total Household Durables				128,292

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Industrial Conglomerates – 0.9%

$100	Tyco International Group SA	6.125%	11/01/08	BBB+	$101,281
	Insurance – 0.9%

100	Prudential Financial Inc.	3.750%	5/01/08	A	97,667
	IT Services – 0.9%

100	First Data Corporation	3.375%	8/01/08	A	96,995
	Machinery – 1.8%

100	Caterpillar Financial Services Corporation, Series MTNF	3.800%	2/08/08	A	98,388

100	John Deere Capital Corporation, Series 2005D	4.500%	8/25/08	A	98,761
200	Total Machinery				197,149
	Media – 3.7%

100	AOL Time Warner Inc.	6.150%	5/01/07	BBB+	100,205

100	Comcast Cable Communications Inc.	8.375%	5/01/07	BBB+	100,933

50	Echostar DBS Corporation	5.750%	10/01/08	BB–	49,938

100	Gannett Company Inc.	5.500%	4/01/07	A2	99,905

35	Sinclair Broadcasting Group	8.000%	3/15/12	B1	36,313
385	Total Media				387,294
	Metals & Mining – 0.2%

25	Steel Dynamics, Inc.	9.500%	3/15/09	BB+	25,781
	Multiline Retail – 1.0%

100	Federated Department Stores, Inc.	6.625%	9/01/08	Baa1	101,666
	Multi-Utilities – 2.7%

100	Duke Energy Corporation	4.200%	10/01/08	A3	98,028

100	MidAmerican Energy Holdings Company	3.500%	5/15/08	BBB+	97,535

100	Sempra Energy	4.621%	5/17/07	BBB+	99,628
300	Total Multi-Utilities				295,191
	Oil, Gas & Consumable Fuels – 0.9%

100	Kinder Morgan Energy Partners, L.P.	5.350%	8/15/07	Baa1	99,883
	Paper & Forest Products – 0.9%

100	Weyerhaeuser Company	5.950%	11/01/08	BBB	100,843
	Pharmaceuticals – 1.8%

100	Bristol-Myers Squibb Company	4.000%	8/15/08	A+	98,037

100	Wyeth	4.375%	3/01/08	A	98,978
200	Total Pharmaceuticals				197,015
	Road & Rail – 2.5%

100	CSX Corporation	7.450%	5/01/07	BBB	100,624

50	Kansas City Southern Railway Company	9.500%	10/01/08	B–	52,500

100	Union Pacific Corporation	6.625%	2/01/08	BBB	101,187
250	Total Road & Rail				254,311

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Thrifts & Mortgage Finance – 0.9%

$100	Countrywide Home Loan Inc.	5.500%	2/01/07	A	$100,006
	Wireless Telecommunication Services – 1.0%

100	Airtouch Communications Inc.	6.650%	5/01/08	A–	101,566
$5,784	Total Corporate Bonds (cost $5,816,316)				5,796,292

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 50.0%

	U.S. Treasury Bonds/Notes – 50.0%

$1,650	United States of America Treasury Bonds/Notes	4.250%	10/31/07	AAA	$1,639,814

1,500	United States of America Treasury Bonds/Notes	4.750%	11/15/08	AAA	1,498,536

100	United States of America Treasury Bonds/Notes	4.875%	5/15/09	AAA	100,250

1,400	United States of America Treasury Bonds/Notes	3.500%	11/15/09	AAA	1,354,556

350	United States of America Treasury Bonds/Notes	4.000%	3/15/10	AAA	342,768

500	United States of America Treasury Bonds/Notes	0.000%	8/15/09	AAA	442,315
$5,500	Total U.S. Government and Agency Obligations (cost $5,387,415)				5,378,239

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	ASSET-BACKED SECURITIES – 1.3%

	Autos – 0.8%

$21	Capital Auto Receivables Asset Trust, Series 2005-1	5.410%	4/15/08	AAA	$21,002

—*	Capital One Auto Finance Trust, Series 2005-BSS	3.820%	9/15/08	AAA	310

63	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	62,977
84	Total Autos				84,289
	Cards – 0.5%

50	Chase Credit Card Master Trust, Class A, Series 2004-1	5.380%	5/15/09	AAA	50,033
	Home Equity – 0.0%

—*	Master CI-9 NIM Notes, Series 2005, 144A	4.940%	3/26/35	A+	377
$134	Total Asset-Backed Securities (cost $135,063)				134,699

Principal Amount (000)	Description	Weighted Average Coupon	Maturity (2)	Ratings (1)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.7% (3)

	Health Care Providers & Services – 2.4%

$249	HealthSouth Corporation, Term Loan	8.620%	3/10/13	B2	$250,736
	Materials – 2.3%

250	Freeport-McMoRan Copper & Gold Inc. (WI/DD)	TBD	TBD	B1	250,000
$499	Total Variable Rate Senior Loan Interests (cost $498,750)				500,736

	Total Investments (cost $11,837,544) – 109.9%				11,809,966

	Other Assets Less Liabilities – (9.9)%				(1,062,824)

	Net Assets – 100%				$10,747,142

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2006:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Canadian Dollar	125,000	U.S. Dollar	111,217	1/08/07	$4,002
Czech Koruna	550,000	U.S. Dollar	26,294	3/27/07	(299)
Danish Krone	140,000	U.S. Dollar	23,697	1/26/07	(1,117)
Euro	20,000	U.S. Dollar	25,257	1/26/07	(1,178)
Euro	89,082	U.S. Dollar	117,700	3/19/07	(309)
Japanese Yen	13,679,330	U.S. Dollar	117,700	3/19/07	1,563
Norwegian Krone	300,000	U.S. Dollar	48,136	2/07/07	(63)
Pound Sterling	50,000	U.S. Dollar	94,438	2/20/07	(3,488)
Singapore Dollar	40,000	U.S. Dollar	25,507	1/29/07	(611)
Swedish Krona	800,000	U.S. Dollar	110,135	1/10/07	(6,800)
U.S. Dollar	54,446	Brazilian Real	120,000	1/10/07	1,614
U.S. Dollar	50,950	Brazilian Real	110,000	1/10/07	440
U.S. Dollar	24,073	Danish Krone	140,000	1/26/07	740
U.S. Dollar	25,639	Euro	20,000	1/26/07	796
U.S. Dollar	96,659	Pound Sterling	50,000	2/20/07	1,266
U.S. Dollar	11,876	Hungarian Forint	2,500,000	1/26/07	1,225
U.S. Dollar	12,402	Hungarian Forint	2,500,000	3/02/07	666
U.S. Dollar	109,270	Mexican Peso	1,200,000	1/16/07	1,735
U.S. Dollar	46,458	Norwegian Krone	300,000	2/07/07	1,740
U.S. Dollar	25,080	New Zealand Dollar	38,000	1/26/07	1,650
U.S. Dollar	111,776	Swedish Krona	800,000	1/10/07	5,159
U.S. Dollar	59,020	New Turkish Lira	90,000	1/16/07	4,172
U.S. Dollar	40,489	New Turkish Lira	60,000	1/16/07	1,640
U.S. Dollar	65,091	South African Rand	500,000	1/16/07	6,071
					$20,614

Interest Rate Swaps outstanding at December 31, 2006:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	750,000	MXN	Pay	28-Day MXN TIIE	10.370%	28-Day	5/13/10	$6,177
Morgan Stanley	11,000,000	CZK	Receive	6-Month PRIBOR	4.115	Annual	10/13/16	(1,001)
Morgan Stanley	40,000,000	HUF	Pay	6-Month BUBOR	6.530	Annual	10/13/16	2,769
Morgan Stanley	105,000,000	HUF	Pay	6-Month BUBOR	6.585	Annual	10/13/16	8,182
Morgan Stanley	2,100,000	CHF	Receive	6-Month CHF-LIBOR	2.510	Annual	11/17/09	8,817
Morgan Stanley	550,000	CHF	Pay	6-Month CHF-LIBOR	2.690	Annual	11/17/17	(6,541)
								$18,403

Credit Default Swap outstanding at December 31, 2006:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	Louisiana-Pacific Corporation	Buy	$330,000	1.350%	12/20/11	$(4,738)

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2006

Futures Contracts outstanding at December 31, 2006:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at December 31, 2006 (U.S. Dollars)	Unrealized Appreciation (Depreciation (U.S. Dollars)
Euribor	Short	(4)	3/07	$(1,267,025)	$1,559
Euribor	Long	8	9/07	2,529,303	(6,485)
Euribor	Short	(4)	6/08	(1,265,574)	3,153
Eurodollar	Long	5	3/07	1,183,500	(578)
Eurodollar	Short	(10)	12/07	(2,376,250)	(30)
Eurodollar	Long	5	6/08	1,189,188	1,048
U.S. 2-Year Treasury Note	Long	16	3/07	3,264,500	(14,814)
U.S. 5-Year Treasury Note	Long	1	3/07	105,063	(1,124)
U.S. 10-Year Treasury Note	Short	(5)	3/07	(537,344)	8,735
					$(8,536)

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

WI/DD	Purchased on a when-issued or delayed delivery basis.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

BUBOR	Budapest Inter-Bank Offered Rate

CHF-LIBOR	Swiss Franc London Inter-Bank Offered Rate

MXN TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

PRIBOR	Prague Inter-Bank Offered Rate
*	Principal Amount rounds to less than $1,000.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2006, the cost of investments was $11,910,436.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$6,268
Depreciation	(106,738)
Net unrealized appreciation (depreciation) of investments	$(100,470)

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 24.8%

	Aerospace & Defense – 0.2%

$12	Boeing Capital Corporation	5.800%	1/15/13	A+	$12,334

4	Honeywell International Inc.	7.500%	3/01/10	A	4,268

8	United Technologies Corporation	7.500%	9/15/29	A	9,800
24	Total Aerospace & Defense				26,402
	Beverages – 0.1%

7	Anheuser-Busch Companies, Inc.	5.050%	10/15/16	A1	6,741

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	7,708
14	Total Beverages				14,449
	Building Products – 0.6%

25	Building Materials Corporation of America, Series B	8.000%	10/15/07	B+	25,470

35	Jacuzzi Brands, Inc.	9.625%	7/01/10	B	37,363

4	Masco Corporation	5.875%	7/15/12	BBB+	4,009
64	Total Building Products				66,842
	Capital Markets – 0.8%

20	Lehman Brothers Holdings Inc.	7.875%	11/01/09	A+	21,398

14	Mellon Funding Corporation	3.250%	4/01/09	A+	13,376

1	Merrill Lynch & Co., Inc.	3.700%	4/21/08	AA–	979

5	Merrill Lynch & Co., Inc.	6.375%	10/15/08	AA–	5,091

11	Merrill Lynch & Co., Inc.	5.000%	1/15/15	AA–	10,734

10	Morgan Stanley	8.000%	6/15/10	Aa3	10,876

32	Morgan Stanley	4.750%	4/01/14	A1	30,642
93	Total Capital Markets				93,096
	Chemicals – 2.0%

6	Dow Chemical Company	7.375%	11/01/29	A–	6,956

12	E.I. Du Pont de Nemours and Company	6.875%	10/15/09	A	12,536

30	Equistar Chemicals LP	8.750%	2/15/09	BB-	31,575

25	Lyondell Chemical Company	10.875%	5/01/09	B	25,594

100	MacDermid Inc.	9.125%	7/15/11	Ba2	104,500

2	Praxair, Inc.	6.375%	4/01/12	A	2,094

50	Rockwood Specialties Group Inc.	10.625%	5/15/11	B–	53,500
225	Total Chemicals				236,755
	Commercial Banks – 1.3%

3	Bank of America Corporation	5.375%	6/15/14	Aa2	3,004

3	Bank One NA Illinois	3.700%	1/15/08	Aa2	2,953

6	Charter One Bank FSB	6.375%	5/15/12	Aa3	6,339

26	Credit Sussie First Boston	6.500%	1/15/12	AA–	27,353

22	Fleet National Bank	5.750%	1/15/09	Aa2	22,228

2	HSBC Bank USA	3.875%	9/15/09	AA	1,940

4	Key Bank NA	7.000%	2/01/11	A2	4,252

25	National City Bank	6.200%	12/15/11	A1	25,986

3	National Westminster Bank PLC	7.375%	10/01/09	Aa2	3,161

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Commercial Banks (continued)

$16	Nationsbank Corporation	7.800%	9/15/16	Aa3	$18,706

3	PNC Funding Corporation	7.500%	11/01/09	A–	3,170

6	SunTrust Banks Inc.	6.375%	4/01/11	Aa3	6,245

9	US Bank NA Minnesota	6.375%	8/01/11	Aa2	9,404

14	Wachovia Corporation	5.250%	8/01/14	A1	13,851

7	Wells Fargo & Company	5.375%	2/07/35	Aa1	6,695
149	Total Commercial Banks				155,287
	Commercial Services & Supplies – 0.6%

30	Ahern Rentals Inc.	9.250%	8/15/13	B–	31,425

30	Rental Service Corporation, 144A	9.500%	12/01/14	B–	31,125

4	Waste Management, Inc.	7.750%	5/15/32	BBB	4,732
64	Total Commercial Services & Supplies				67,282
	Communications Equipment – 0.1%

5	Cisco Systems, Inc.	5.500%	2/22/16	A+	5,012

1	Motorola, Inc.	7.625%	11/15/10	A–	1,078

3	Motorola, Inc.	7.500%	5/15/25	A–	3,489
9	Total Communications Equipment				9,579
	Consumer Finance – 0.3%

3	Household Finance Corporation	7.000%	5/15/12	AA–	3,238

19	MBNA Corporation	6.125%	3/01/13	Aa2	19,754

12	SLM Corporation	5.375%	1/15/13	A	11,980
34	Total Consumer Finance				34,972
	Containers & Packaging – 0.6%

50	Rock-Tenn Company	5.625%	3/15/13	Ba3	46,250

21	Smurfit-Stone Container Corporation	9.750%	2/01/11	B2	21,761
71	Total Containers & Packaging				68,011
	Distributors – 0.3%

30	Ryerson Tull Inc.	8.250%	12/15/11	B	29,925
	Diversified Financial Services – 2.0%

33	Associates Corporation of North America	6.250%	11/01/08	Aa1	33,520

13	CIT Group Inc.	5.500%	11/30/07	A	13,031

6	CIT Group Inc.	7.750%	4/02/12	A	6,622

17	Citigroup Inc.	3.625%	2/09/09	Aa1	16,505

5	Citigroup Inc.	6.000%	10/31/33	Aa2	5,138

4	Citigroup Inc.	5.850%	12/11/34	Aa1	4,075

57	General Electric Capital Corporation	8.125%	5/15/12	AAA	64,512

41	Household Financial Corporation	8.000%	7/15/10	AA–	44,573

28	JPMorgan Chase & Co.	3.500%	3/15/09	Aa3	27,012

18	Sanwa Finance Aruba AEC	8.350%	7/15/09	A2	19,238
222	Total Diversified Financial Services				234,226

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Diversified Telecommunication Services – 1.8%

$5	Alltel Corporation	7.875%	7/01/32	A2	$5,247

21	BellSouth Corporation	6.550%	6/15/34	A	21,597

6	British Telecommunications PLC	8.875%	12/15/30	BBB+	8,231

12	Deutsche Telekom International Finance BV	8.000%	6/15/10	A–	13,004

4	Deutsche Telekom International Finance BV	8.250%	6/15/30	A–	4,932

10	Embarq Corporation	7.995%	6/01/36	BBB-	10,436

18	France Telecom	7.750%	3/01/11	A–	19,624

25	GTE Corporation	7.510%	4/01/09	A	26,087

25	Level 3 Communications, Senior Unsecured Notes	12.875%	3/15/10	Caa2	25,844

14	Sprint Capital Corporation	8.375%	3/15/12	BBB+	15,576

40	Sprint Capital Corporation	6.900%	5/01/19	BBB+	41,327

4	Sprint Capital Corporation	8.750%	3/15/32	BBB+	4,828

10	Verizon New York Inc., Series B	7.375%	4/01/32	A	10,355
194	Total Diversified Telecommunication Services				207,088
	Electric Utilities – 0.9%

14	Duke Capital LLC	5.668%	8/15/14	BBB	13,983

5	FirstEnergy Corporation	7.375%	11/15/31	BBB-	5,711

12	National Rural Utilities Cooperative Finance Corporation	3.875%	2/15/08	A+	11,817

8	National Rural Utilities Cooperative Finance Corporation	5.750%	8/28/09	A	8,104

11	Pacific Gas and Electric Company	6.050%	3/01/34	Baa1	11,131

10	Progress Energy, Inc.	7.000%	10/30/31	Baa2	11,170

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,405

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,866

20	TXU Energy Company	7.000%	3/15/13	Baa2	20,953

9	Virginia Electric and Power Company	4.750%	3/01/13	Baa1	8,654
105	Total Electric Utilities				109,794
	Electronic Equipment & Instruments – 0.9%

61	Arrow Electronics, Inc.	6.875%	6/01/18	BBB–	63,141

40	NXP BV	8.118%	10/15/13	BB+	40,800
101	Total Electronic Equipment & Instruments				103,941
	Energy Equipment & Services – 0.7%

75	Hanover Equipment Trust, Senior Secured Note, Series 2003	8.500%	9/01/08	Ba3	76,313

10	Northwest Pipeline Corporation	6.625%	12/01/07	Ba1	10,075
85	Total Energy Equipment & Services				86,388
	Food & Staples Retailing – 0.2%

2	Kroger Co.	7.500%	4/01/31	Baa2	2,251

19	Meyer Fred Inc., Kroger Inc.	7.450%	3/01/08	Baa2	19,417
21	Total Food & Staples Retailing				21,668

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Food Products – 0.3%

$3	Archer-Daniels-Midland Company	7.000%	2/01/31	A	$3,462

2	Kellogg Company	7.450%	4/01/31	A3	2,395

11	Kraft Foods Inc.	6.250%	6/01/12	A3	11,440

16	Nabisco Inc.	7.550%	6/15/15	A–	18,174

3	Unilever Capital Corporation	5.900%	11/15/32	A+	3,036
35	Total Food Products				38,507
	Gas Utilities – 0.0%

2	Consolidated Natural Gas Company	5.000%	12/01/14	Baa1	1,926
	Health Care Providers & Services – 0.9%

40	Amerisource Bergen Corporation	5.875%	9/15/15	BBB–	39,311

18	Medco Health Solutions, Inc.	7.250%	8/15/13	BBB	19,346

50	UnitedHealth Group Incorporated	5.375%	3/15/16	A	49,603
108	Total Health Care Providers & Services				108,260
	Hotels, Restaurants & Leisure – 0.1%

20	MGM Grand Inc.	6.000%	10/01/09	BB	20,050
	Household Durables – 0.8%

25	Beazer Homes USA, Inc.	8.625%	5/15/11	Ba1	25,875

25	KB Home	9.500%	2/15/11	Ba2	25,781

12	Pulte Homes, Inc.	4.875%	7/15/09	BBB	11,823

25	Toll Corporation	8.250%	2/01/11	BB+	25,750
87	Total Household Durables				89,229
	Household Products – 0.2%

2	Kimberly-Clark Corporation	5.000%	8/15/13	AA–	1,960

20	Procter and Gamble Company	4.850%	12/15/15	AA–	19,331
22	Total Household Products				21,291
	Industrial Conglomerates – 0.2%

7	General Electric Company	5.000%	2/01/13	AAA	6,931

20	Raychem Corporation, Tyco International Limited	7.200%	10/15/08	BBB+	20,556
27	Total Industrial Conglomerates				27,487
	IT Services – 0.3%

30	Sungard Data Systems Inc.	9.125%	8/15/13	B–	31,650
	Life Sciences Tools & Services – 0.2%

25	Fisher Scientific International	6.125%	7/01/15	BBB	24,756
	Machinery – 0.2%

5	Caterpillar Inc.	7.300%	5/01/31	A	5,997

15	Deere & Company	6.950%	4/25/14	A	16,342
20	Total Machinery				22,339

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Media – 1.8%

$18	Cox Communications, Inc.	7.750%	11/01/10	BBB–	$19,375

30	Dex Media East LLC	9.875%	11/15/09	B1	31,500

28	Gray Television Inc., Term Loan	9.250%	12/15/11	B1	29,365

13	Insight Midwest L.P	9.750%	10/01/09	B	13,244

35	Sinclair Broadcasting Group	8.000%	3/15/12	B1	36,313

22	TCI Communications, Inc.	8.750%	8/01/15	BBB+	26,062

11	Time Warner Inc.	9.125%	1/15/13	BBB+	12,830

14	Time Warner Inc.	9.150%	2/01/23	BBB+	17,359

18	Viacom Inc., Senior Notes	7.700%	7/30/10	BBB	19,241

2	Walt Disney Company	7.000%	3/01/32	A–	2,317
191	Total Media				207,606
	Metals & Mining – 1.1%

8	Alcan Inc.	7.250%	3/15/31	BBB+	8,996

15	Alcoa Inc.	4.250%	8/15/07	A2	14,864

2	Alcoa Inc.	7.375%	8/01/10	A2	2,134

25	California Steel Industries Inc.	6.125%	3/15/14	BB–	23,938

30	Metals USA Holdings Corporation, 144A	11.365%	1/15/12	CCC+	28,950

30	Russel Metals Inc.	6.375%	3/01/14	BB	28,763

25	Steel Dynamics, Inc.	9.500%	3/15/09	BB+	25,781
135	Total Metals & Mining				133,426
	Multiline Retail – 0.7%

4	Federated Department Stores, Inc.	6.625%	4/01/11	Baa1	4,136

8	Federated Department Stores, Inc.	6.900%	4/01/29	Baa1	8,122

30	J.C. Penney Corporation Inc.	7.125%	11/15/23	BBB–	32,726

13	Target Corporation	7.500%	8/15/10	A+	13,968

17	Wal-Mart Stores, Inc.	6.875%	8/10/09	AA	17,722

2	Wal-Mart Stores, Inc.	7.550%	2/15/30	AA	2,433
74	Total Multiline Retail				79,107
	Oil, Gas & Consumable Fuels – 2.1%

10	Amerada Hess Corporation	7.125%	3/15/33	BBB–	10,975

5	Burlington Resources Finance Company	7.200%	8/15/31	A2	5,878

25	Chesapeake Energy Corporation	6.250%	1/15/18	BB	24,188

10	Devon Energy Corporation	7.950%	4/15/32	BBB	12,211

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB	10,765

21	Enterprise Products Operating L.P.	4.625%	10/15/09	BBB–	20,574

3	Halliburton Company	5.500%	10/15/10	BBB+	2,997

10	Kinder Morgan Energy Partners, L.P.	7.300%	8/15/33	Baa1	10,878

10	Occidental Petroleum Corporation	6.750%	1/15/12	A–	10,621

30	OPTI Canada Inc.	8.250%	12/15/14	BB	30,975

10	PC Financial Partnership	5.000%	11/15/14	BBB	9,540

11	Phillips Petroleum Company	8.750%	5/25/10	A1	12,198

50	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	52,338

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Oil, Gas & Consumable Fuels (continued)

$10	Tosco Corporation	8.125%	2/15/30	A1	$12,824

10	Valero Energy Corporation	7.500%	4/15/32	BBB	11,444

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	10,328
235	Total Oil, Gas & Consumable Fuels				248,734
	Paper & Forest Products – 0.4%

30	Pope & Talbot Inc.	8.375%	6/01/13	CCC	24,300

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,995

17	Weyerhaeuser Company	5.950%	11/01/08	BBB	17,143
55	Total Paper & Forest Products				50,438
	Pharmaceuticals – 0.2%

3	Schering-Plough Corporation	6.750%	12/01/33	A–	3,264

20	Wyeth	5.500%	3/15/13	A	20,156
23	Total Pharmaceuticals				23,420
	Real Estate Investment Trust – 0.1%

19	Simon Property Group, L.P.	6.375%	11/15/07	A–	19,150
	Real Estate Management & Development – 0.3%

17	EOP Operating LP	7.750%	11/15/07	BBB	17,354

2	EOP Operating LP	5.875%	1/15/13	BBB	2,099

12	ERP Operating LP	6.625%	3/15/12	A–	12,667
31	Total Real Estate Management & Development				32,120
	Road & Rail – 0.4%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	BBB+	19,020

13	Canadian National Railway Company	6.250%	8/01/34	A–	13,931

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	19,808
48	Total Road & Rail				52,759
	Software – 0.1%

14	Computer Associates International, Inc.	5.250%	12/01/09	Ba1	13,688
	Specialty Retail – 0.0%

1	Home Depot, Inc.	3.750%	9/15/09	Aa3	965

1	Lowes Companies, Inc.	6.500%	3/15/29	A+	1,072
2	Total Specialty Retail				2,037
	Tobacco – 0.1%

2	Philip Morris Companies, Inc.	7.750%	1/15/27	Baa1	2,432

6	Phillip Morris Companies, Inc.	7.200%	2/01/07	Baa1	6,005
8	Total Tobacco				8,437
	Trading Companies & Distributors – 0.3%

30	Ashtead Capital Inc., 144A	9.000%	8/15/16	B	32,250

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Wireless Telecommunication Services – 0.6%

$22	AT&T/Cingular Wireless Services	8.125%	5/01/12	A	$24,783

25	Rogers Wireless Communications Inc.	6.375%	3/01/14	BB+	25,438

10	Telefonica Europe BV	7.750%	9/15/10	BBB+	10,749

4	Vodafone Group PLC	7.875%	2/15/30	A–	4,706
61	Total Wireless Telecommunication Services				65,676

$2,807	Total Corporate Bonds (cost $2,966,734)				2,920,048

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 34.0%

	U.S. Treasury Bonds/Notes – 34.0%

$375	United States of America Treasury Bonds/Notes	7.500%	11/15/24	AAA	$490,166

210	United States of America Treasury Bonds/Notes	4.500%	2/15/36	AAA	199,763

600	United States of America Treasury Inflation Indexed Obligations	3.375%	2/15/08	AAA	589,711

185	United States of America Treasury Bonds/Notes	5.000%	8/15/11	AAA	187,645

350	United States of America Treasury Bonds/Notes	4.875%	2/15/12	AAA	353,309

100	United States of America Treasury Bonds/Notes	5.125%	5/15/16	AAA	103,035

385	United States of America Treasury Bonds/Notes	4.875%	8/15/16	AAA	389,722

1,655	United States of America Treasury Bonds/Notes	0.000%	2/15/11	AAA	1,371,525

360	United States of America Treasury Bonds/Notes	0.000%	2/15/15	AAA	246,457

200	United States of America Treasury Bonds/Notes	0.000%	2/15/25	AAA	82,013

$4,420	Total U.S. Government and Agency Obligations (cost $3,986,727)				4,013,346

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 33.3%

	Autos – 0.7%

$21	Capital Auto Receivables Asset Trust, Series 2005-1	5.410%	4/15/08	AAA	$21,002

—*	Capital One Auto Finance Trust, Series 2005-BSS	3.820%	9/15/08	AAA	310

63	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	62,977
84	Total Autos				84,289
	Cards – 0.4%

50	Chase Credit Card Master Trust, Class A, Series 2004-1	5.380%	5/15/09	AAA	50,033
	Home Equity – 0.0%

—*	Master CI-9 NIM Notes, Series 2005, 144A	4.940%	3/26/35	A+	377
	Residentials – 32.2%

65	Federal National Mortgage Association Pool 255814	5.500%	8/24/35	AAA	64,417

840	Federal National Mortgage Association Pool 735060	6.000%	11/24/34	AAA	847,038

411	Federal National Mortgage Association Pool 824163	5.500%	4/24/35	AAA	405,949

1,013	Federal National Mortgage Association Pool (MDR) (TBA) (WI/DD)	6.000%	TBA	AAA	1,019,964

675	Federal National Mortgage Association Pool (MDR) (TBA) (WI/DD)	5.000%	TBA	AAA	651,797

810	Federal National Mortgage Association Pool (MDR) (TBA) (WI/DD)	5.500%	TBA	AAA	800,635
3,814	Total Residentials				3,789,800

$3,948	Total Asset-Backed and Mortgage-Backed Securities (cost $3,947,378)				3,924,499

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CAPITAL PREFERRED SECURITIES – 0.3%

	Capital Markets – 0.3%

$8	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	$8,343

22	Goldman Sachs Group, Inc.	6.345%	2/15/34	A1	22,342
30	Total Capital Markets				30,685

$30	Total Capital Preferred Securities (cost $31,692)				30,685

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	SOVEREIGN DEBT – 0.7%

	Colombia – 0.1%

$10	Republic of Colombia	8.250%	12/22/14	BB	$11,400
	Mexico – 0.6%

65	United Mexican States	6.625%	3/03/15	Baa1	69,940

$75	Total Sovereign Debt (cost $81,278)				81,340

Principal Amount (000)	Description	Weighted Average Coupon	Maturity (2)	Ratings (1)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 4.2% (3)

	Health Care Providers & Services – 2.1%

$249	HealthSouth Corporation, Term Loan	8.620%	3/10/13	B2	$250,736
	Materials – 2.1%

250	Freeport-McMoRan Copper & Gold Inc. (WI/DD)	TBD	TBD	B1	250,000

$499	Total Variable Rate Senior Loan Interests (cost $498,750)				500,736

Principal Amount (000)	Description	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 24.3%

$2,868	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/06, repurchase price $2,869,751, collateralized by $2,075,000, U.S. Treasury Bonds, 8.750%, due 8/15/20, value $2,930,923	4.580%	1/02/07		$2,868,291

	Total Short-Term Investments (cost $2,868,291)				2,868,291

	Total Investments (cost $14,380,850) – 121.6%				14,338,945

	Other Assets Less Liabilities – (21.6)%				(2,545,095)

	Net Assets – 100%				$11,793,850

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2006:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Canadian Dollar	125,000	U.S. Dollar	111,217	1/08/07	$4,002
Czech Koruna	550,000	U.S. Dollar	26,294	3/27/07	(299)
Danish Krone	140,000	U.S. Dollar	23,697	1/26/07	(1,117)
Euro	20,000	U.S. Dollar	25,257	1/26/07	(1,178)
Euro	89,309	U.S. Dollar	118,000	3/19/07	(310)
Japanese Yen	13,714,196	U.S. Dollar	118,000	3/19/07	1,567
Norwegian Krone	300,000	U.S. Dollar	48,136	2/07/07	(63)
Pound Sterling	50,000	U.S. Dollar	94,438	2/20/07	(3,488)
Singapore Dollar	40,000	U.S. Dollar	25,507	1/29/07	(611)
Swedish Krona	800,000	U.S. Dollar	110,135	1/10/07	(6,800)
U.S. Dollar	54,446	Brazilian Real	120,000	1/10/07	1,614
U.S. Dollar	50,950	Brazilian Real	110,000	1/10/07	440
U.S. Dollar	24,073	Danish Krone	140,000	1/26/07	740
U.S. Dollar	25,639	Euro	20,000	1/26/07	796
U.S. Dollar	96,659	Pound Sterling	50,000	2/20/07	1,266
U.S. Dollar	11,876	Hungarian Forint	2,500,000	1/26/07	1,225
U.S. Dollar	12,402	Hungarian Forint	2,500,000	3/02/07	666
U.S. Dollar	109,270	Mexican Peso	1,200,000	1/16/07	1,735
U.S. Dollar	46,458	Norwegian Krone	300,000	2/07/07	1,740
U.S. Dollar	25,080	New Zealand Dollar	38,000	1/26/07	1,650
U.S. Dollar	111,776	Swedish Krona	800,000	1/10/07	5,159
U.S. Dollar	59,020	New Turkish Lira	90,000	1/16/07	4,172
U.S. Dollar	40,489	New Turkish Lira	60,000	1/16/07	1,640
U.S. Dollar	65,091	South African Rand	500,000	1/16/07	6,071
					$20,617

Interest Rate Swaps outstanding at December 31, 2006:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	750,000	MXN	Pay	28-Day MXN TIIE	10.370%	28-Day	5/13/10	$6,177
Morgan Stanley	11,000,000	CZK	Receive	6-Month PRIBOR	4.115	Annual	10/13/16	(1,001)
Morgan Stanley	40,000,000	HUF	Pay	6-Month BUBOR	6.530	Annual	10/13/16	2,769
Morgan Stanley	105,000,000	HUF	Pay	6-Month BUBOR	6.585	Annual	10/13/16	8,182
Morgan Stanley	2,100,000	CHF	Receive	6-Month CHF-LIBOR	2.510	Annual	11/17/09	8,817
Morgan Stanley	550,000	CHF	Pay	6-Month CHF-LIBOR	2.690	Annual	11/17/17	(6,541)
								$18,403

Credit Default Swap outstanding at December 31, 2006:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	Louisiana-Pacific Corporation	Buy	$330,000	1.350%	12/20/11	$(4,738)

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

December 31, 2006

Futures Contracts outstanding at December 31, 2006:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at December 31, 2006 (U.S. Dollars)	Unrealized Appreciation (Depreciation (U.S. Dollars)
Euribor	Short	(4)	3/07	$(1,267,025)	$1,559
Euribor	Long	8	9/07	2,529,303	(6,485)
Euribor	Short	(4)	6/08	(1,265,574)	3,153
Eurodollar	Long	5	3/07	1,183,500	(593)
Eurodollar	Short	(10)	12/07	(2,376,250)	(155)
Eurodollar	Long	5	6/08	1,189,188	1,048
U.S. 2-Year Treasury Note	Long	8	3/07	1,632,250	(7,917)
U.S 5-Year Treasury Note	Long	5	3/07	525,313	(5,562)
U.S. 10-Year Treasury Note	Short	(5)	3/07	(537,344)	8,738
					$(6,214)

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

MDR	Denotes investment is subject to dollar roll transactions and deemed purchased on a when-issued basis.

TBA	To be announced. Maturity date not known prior to the settlement of the transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

WI/DD	Purchased on a when-issued or delayed delivery basis.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

BUBOR	Budapest Inter-Bank Offered Rate

CHF-LIBOR	Swiss Franc London Inter-Bank Offered Rate

MXN TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

PRIBOR	Prague Inter-Bank Offered Rate

*	Principal Amount rounds to less than $1,000.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2006, the cost of investments was $14,441,317.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$46,202
Depreciation	(148,574)
Net unrealized appreciation (depreciation) of investments	$(102,372)

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 72.5%

	Aerospace & Defense – 1.5%

$125	Bombardier Inc., 144A	6.750%	5/01/12	BB	$123,125

91	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	96,915
216	Total Aerospace & Defense				220,040
	Automobiles – 4.0%

120	Ford Motor Credit Company	9.875%	8/10/11	B1	128,462

165	Ford Motor Credit Company	7.000%	10/01/13	B1	157,779

250	Ford Motor Credit Company	8.000%	12/15/16	B1	247,455

60	General Motors Corporation, Senior Debentures	8.375%	7/15/33	B–	55,800
595	Total Automobiles				589,496
	Building Products – 2.7%

100	Building Materials Corporation of America, Series B	8.000%	10/15/07	B+	101,880

200	Jacuzzi Brands, Inc.	9.625%	7/01/10	B	213,500

100	Norcraft Holdings LP	0.000%	9/01/12	B–	85,000
400	Total Building Products				400,380
	Chemicals – 8.9%

100	Equistar Chemicals LP/Equistar Funding Corporation	10.625%	5/01/11	BB–	107,000

220	Equistar Chemicals LP	8.750%	2/15/09	BB–	231,550

100	Lyondell Chemical Company	10.875%	5/01/09	B	102,375

470	MacDermid Inc.	9.125%	7/15/11	Ba2	491,149

100	Methanex Corporation	8.750%	8/15/12	BBB–	109,250

45	PolyOne Corporation	10.625%	5/15/10	B+	47,925

100	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B–	101,250

100	Rockwood Specialties Group Inc.	10.625%	5/15/11	B–	107,000
1,235	Total Chemicals				1,297,499
	Commercial Services & Supplies – 2.8%

100	Ahern Rentals Inc.	9.250%	8/15/13	B–	104,750

100	Allied Waste North America	7.125%	5/15/16	BB–	99,500

70	Quebecor World Capital Corporation, 144A	8.750%	3/15/16	B+	67,375

130	Rental Service Corporation, 144A	9.500%	12/01/14	B–	134,875
400	Total Commercial Services & Supplies				406,500
	Construction Materials – 0.3%

40	Texas Industries Inc.	7.250%	7/15/13	BB–	40,800
	Consumer Finance – 0.8%

85	Ford Motor Credit Company	5.625%	10/01/08	B1	83,504

40	General Motors Acceptance Corporation, Notes	6.875%	8/28/12	BB+	41,121
125	Total Consumer Finance				124,625
	Containers & Packaging – 1.2%

88	Owens-Brockway Glass Container Inc.	8.875%	2/15/09	Ba2	90,420

86	Smurfit-Stone Container Corporation	9.750%	2/01/11	B2	89,118
174	Total Containers & Packaging				179,538

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Distributors – 1.0%

$155	Ryerson Tull Inc.	8.250%	12/15/11	B	$154,613

	Diversified Consumer Services – 0.7%

100	Carriage Services Inc.	7.875%	1/15/15	B1	98,250
	Diversified Telecommunication Services – 6.3%

100	Charter Communications, CCO Holdings LLC	8.750%	11/15/13	Caa1	104,375

50	Cincinnati Bell Inc.	8.375%	1/15/14	B2	51,625

100	Citizens Communications Company	9.000%	8/15/31	BB+	109,000

40	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	41,950

100	Intelsat Limited	5.250%	11/01/08	B	97,750

85	Level 3 Communications, 144A	9.250%	11/01/14	B2	87,125

375	Level 3 Communications, Senior Unsecured Notes	12.875%	3/15/10	Caa2	387,656

50	Windstream Corporation, 144A	8.625%	8/01/16	BB–	54,750
900	Total Diversified Telecommunication Services				934,231
	Electric Utilities – 1.4%

85	Edison Mission Energy	7.750%	6/15/16	BB–	90,525

50	Reliant Energy Inc.	6.750%	12/15/14	B	49,125

75	TXU Corporation, Series R	6.550%	11/15/34	BB+	70,517
210	Total Electric Utilities				210,167
	Electrical Equipment – 0.4%

50	UCAR Finance Inc.	10.250%	2/15/12	B2	52,938
	Energy Equipment & Services – 5.1%

50	Complete Production Services Inc., 144A	8.000%	12/15/16	B	51,500

200	Geokinetics Inc., 144A	11.860%	12/15/12	B3	202,000

250	Hanover Equipment Trust, Senior Secured Note, Series 2003	8.500%	9/01/08	Ba3	254,375

90	Targa Resources Inc., 144A	8.500%	11/01/13	B–	91,125

150	Williams Companies Inc.	7.500%	1/15/31	Ba2	156,375
740	Total Energy Equipment & Services				755,375
	Food & Staples Retailing – 1.2%

30	Albertson’s, Inc.	7.450%	8/01/29	B1	29,460

50	Duane Reade Inc.	9.860%	12/15/10	B3	52,000

100	Duane Reade Inc.	9.750%	8/01/11	Caa3	93,250
180	Total Food & Staples Retailing				174,710
	Food Products – 0.7%

100	Pinnacle Foods Holding Corporation	8.250%	12/01/13	B–	102,875
	Hotels, Restaurants & Leisure – 1.8%

50	Boyd Gaming Corporation	7.125%	2/01/16	Ba3	50,000

125	MGM Grand Inc.	6.000%	10/01/09	BB	125,313

100	MGM Mirage Inc.	6.625%	7/15/15	BB	95,750
275	Total Hotels, Restaurants & Leisure				271,063

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Household Durables – 1.9%

$50	Beazer Homes USA, Inc.	8.625%	5/15/11	Ba1	$51,750

50	KB Home	9.500%	2/15/11	Ba2	51,563

100	Technical Olympic USA Inc.	7.500%	1/15/15	B3	78,500

90	Toll Corporation	8.250%	2/01/11	BB+	92,700
290	Total Household Durables				274,513
	Independent Power Producers & Energy Traders – 0.6%

85	NRG Energy Inc.	7.375%	2/01/16	B1	85,638
	Industrial Conglomerates – 0.3%

50	Covalence Specialty Materials Corporation, 144A	10.250%	3/01/16	B3	46,000
	IT Services – 0.7%

100	Sungard Data Systems Inc.	9.125%	8/15/13	B–	105,500
	Machinery – 1.8%

150	Case New Holland Inc., Series WI	9.250%	8/01/11	BB	159,563

100	Columbus McKinnon Corporation	8.875%	11/01/13	B2	106,000
250	Total Machinery				265,563
	Media – 8.8%

100	Charter Communications Operating LLC, 144A	8.375%	4/30/14	B–	104,875

100	CMP Susquehanna Corporation, 144A	9.875%	5/15/14	B3	100,000

326	Dex Media East LLC	9.875%	11/15/09	B1	342,300

90	Dex Media Inc.	9.000%	11/15/13	B	80,775

100	Gray Television Inc., Term Loan	9.250%	12/15/11	B1	104,875

62	Insight Midwest L.P	9.750%	10/01/09	B	63,163

50	Paxson Communications Corporation, 144A	11.624%	1/15/13	Caa2	50,875

430	Sinclair Broadcasting Group	8.000%	3/15/12	B1	446,124
1,258	Total Media				1,292,987
	Metals & Mining – 3.5%

85	Chaparral Steel Company	10.000%	7/15/13	B+	95,306

140	Metals USA Holdings Corporation, 144A	11.360%	1/15/12	CCC+	135,100

100	Nalco Finance Holdings Inc.	9.000%	2/01/14	B–	81,500

100	Russel Metals Inc.	6.375%	3/01/14	BB	95,875

100	Steel Dynamics, Inc.	9.500%	3/15/09	BB+	103,125
525	Total Metals & Mining				510,906
	Multi-Utilities – 1.1%

65	Bon-Ton Department Stores Inc.	10.250%	3/15/14	B–	66,788

85	Dynegy Holdings Inc.	8.375%	5/01/16	B2	89,675
150	Total Multi-Utilities				156,463

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Oil, Gas & Consumable Fuels – 5.1%

$100	Chesapeake Energy Corporation	6.250%	1/15/18	BB	$96,750

75	Compton Petroleum Finance Corporation	7.625%	12/01/13	B	72,750

170	El Paso Natural Gas Company	8.375%	6/15/32	Ba1	206,710

40	Markwest Energy Partners LP., 144A	8.500%	7/15/16	B	41,800

220	OPTI Canada Inc.	8.250%	12/15/14	BB	227,150

110	Sabine Pass LNG LP., 144A	7.500%	11/30/16	BB	109,863
715	Total Oil, Gas & Consumable Fuels				755,023
	Paper & Forest Products – 1.4%

130	Pope & Talbot Inc.	8.375%	6/01/13	CCC	105,300

100	Verso Paper Holdings LLC., 144A	9.125%	8/01/14	B+	104,750
230	Total Paper & Forest Products				210,050
	Personal Products – 0.6%

45	Sally Holdings Inc., 144A	9.250%	11/15/14	B2	46,069

45	Sally Holdings Inc., 144A	10.500%	11/15/16	CCC+	46,125
90	Total Personal Products				92,194
	Semiconductors & Equipment – 0.6%

90	NXP BV	9.500%	10/15/15	B+	92,700
	Specialty Retail – 0.7%

100	General Nutrition Centers Inc.	8.500%	12/01/10	B3	103,250
	Textiles, Apparel & Luxury Goods – 2.1%

250	HanesBrands Inc., Loan	8.735%	12/15/14	B2	255,625

50	Levi Strauss & Company	12.250%	12/15/12	B–	55,875
300	Total Textiles, Apparel & Luxury Goods				311,500
	Trading Companies & Distributors – 2.1%

100	Ashtead Capital Inc., 144A	9.000%	8/15/16	B	107,500

100	H&E Equipment Limited, 144A	8.375%	7/15/16	B+	105,250

100	United Rentals North America Inc.	7.750%	11/15/13	B	100,875
300	Total Trading Companies & Distributors				313,625
	Wireless Telecommunication Services – 0.4%

50	Metro Wireless Inc., 144A	9.250%	11/01/14	CCC	52,500

$10,478	Total Corporate Bonds (cost $10,557,841)				10,681,512

Principal Amount (000)	Description	Weighted Average Coupon	Maturity (2)	Ratings (1)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 6.8% (3)

	Health Care Providers & Services – 3.4%

$498	HealthSouth Corporation, Term Loan	8.620%	3/10/13	B2	$501,471
	Materials – 3.4%

500	Freeport-McMoRan Copper & Gold Inc. (WI/DD)	TBD	TBD	B1	500,000

$998	Total Variable Rate Senior Loan Interests (cost $997,500)				1,001,471

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	SHORT-TERM INVESTMENTS – 21.2%

	U.S. Government and Agency Obligations – 13.1%

$1,000	Federal Home Loan Banks, Discount Notes	0.000%	1/12/07	Aaa	$998,427

125	Federal Home Loan Banks, Discount Notes	0.000%	1/17/07	Aaa	124,711

150	Federal Home Loan Banks, Discount Notes	0.000%	1/22/07	Aaa	149,484

250	Federal Home Loan Mortgage Corporation, Discount Notes	0.000%	1/08/07	Aaa	249,749

395	Federal National Mortgage Association	0.000%	1/10/07	Aaa	394,489
1,920	Total U.S. Government and Agency Obligations				1,916,860
	Repurchase Agreements – 8.1%

1,199	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/06, repurchase price $1,199,563 collateralized by $870,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $1,228,869	4.580%	1/02/07		1,198,953
$3,119	Total Short-Term Investments (cost $3,115,813)				3,115,813
	Total Investments (cost $14,671,154) – 100.5%				14,798,796

	Other Assets Less Liabilities – (0.5)%				(71,252)

	Net Assets – 100%				$14,727,544

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2006

Credit Default Swap outstanding at December 31, 2006:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	Louisiana-Pacific Corporation	Buy	$340,000	1.350%	12/20/11	$(4,882)

Total Return Swap outstanding at December 31, 2006:

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Bear Stearns International, Ltd.	Lehman Brothers U.S. High Yield Bond Index	1-Month USD-LIBOR less 35 basis points	12/01/07	$5,000,000	$33,142

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

WI/DD	Purchased on a when-issued or delayed delivery basis.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar London Inter-Bank Offered Rate

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2006, the cost of investments was $14,714,171.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$209,142
Depreciation	(124,517)
Net unrealized appreciation (depreciation) of investments	$84,625

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

An internal control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the registrant’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the registrant’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Subsequent to the end of the registrant’s reporting period on December 31, 2006, the following control deficiency was identified and determined to be a material weakness, as defined above, in the Funds’ internal control over financial reporting. The registrant’s controls related to the review and analysis of the relevant terms and conditions of certain transfers of municipal securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FASB 140). Although the error resulting from the misapplication of FASB 140 did not cause the December 31, 2006 financial statements to become materially misleading requiring restatement, it is management’s opinion that the controls in place were not sufficient to preclude a material misstatement that could have occurred in an annual or interim financial statement. Fund Management has taken the necessary actions as it deemed necessary to revise its internal controls over financial reporting to seek to increase the control’s effectiveness.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Jessica R. Droeger
Vice President and Secretary

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date March 1, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date March 1, 2007